Subsequent Events (Details Narrative) - USD ($)											3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Feb. 22, 2024	Feb. 20, 2024	Feb. 19, 2024	Feb. 02, 2024	Jan. 08, 2024	Jan. 04, 2024	Nov. 22, 2023	Jul. 26, 2022	Jul. 14, 2022	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2024	May 14, 2024	May 13, 2024	Apr. 25, 2024	Mar. 04, 2024	Jul. 03, 2023	Oct. 13, 2022
Repayments of Lines of Credit												$ 357,000	$ 11,849,000
Number of shares issued									214,286
Subsequent event, description								we received a letter (the “Notice”) from the Listing Qualifications Staff of Nasdaq notifying us that, because our stockholders’ equity as reported in our Quarterly Report on Form 10-Q for the period ended September 30, 2023 was $1,038,000, we are no longer in compliance with the continued listing requirement under Nasdaq Listing Rule 5550(b)(1), which requires that a listed company’s stockholders’ equity be at least $2,500,000. Additionally, as of the date of the Notice, the Company did not meet either of the alternative requirements of maintaining a market value of listed securities of $35 million or achieving a net income from continuing operations of $500,000 in the most recently completed fiscal year or in two of the last three most recently completed fiscal years. As a result, as of the date of this Form 10-K, we do not satisfy Nasdaq Marketplace Rule 5550(b)
Preferred stock, par value														$ 0.001	$ 0.001						$ 0.001	$ 0.001
Aggregate offering price														$ 4,100,000
Common stock, shares outstanding											6,529,792	6,529,792		1,517,628	1,334,950
Preferred stock, shares outstanding														0	0
Common stock, shares authorized											35,000,000	35,000,000		35,000,000	15,000,000				35,000,000		15,000,000
Percentage of common stock outstanding														20.00%
Series B1 Preferred Stock [Member]
Shares conversion				6,586
Preferred stock, par value				$ 0.001
Sale of Stock, Price Per Share				$ 1,000
Preferred stock, shares outstanding											0	0		0
Authorized and unissued preferred stock			6,586
Series B3 Preferred Stock [Member]
Number of warrants issued				8,000
Preferred stock, par value				$ 0.001
Aggregate offering price				$ 8,000,000.0
Preferred Stock, Convertible, Conversion Price				$ 0.125
Preferred stock, shares outstanding											7,093	7,093		0
Authorized and unissued preferred stock			8,000
Series B-1 Convertible Preferred Stock [Member]
Preferred stock, shares outstanding		4,806
Series B-3 Convertible Preferred Stock [Member]
Number of warrants issued																	7,998	7,998
Number of shares issued												11,306,192
Stock issuable upon conversion												7,998
Series B2 Preferred Stock [Member]
Preferred stock, shares outstanding											4,695	4,695		0
Authorized and unissued preferred stock			6,586
Series B Convertible Preferred Stock [Member]
Preferred stock, par value											$ 0.001	$ 0.001		$ 0.001
Subsequent Event [Member]
Common stock, shares outstanding		5,089,413
Common stock, shares authorized			15,000,000
Percentage of common stock outstanding			9.90%
Subsequent Event [Member] | Director [Member]
Common stock, shares authorized																				35,000,000
Subsequent Event [Member] | Series B1 Preferred Stock [Member]
Shares conversion				6,586
Preferred stock, par value			$ 1,000	$ 0.001
Aggregate offering price				$ 7,200,000
Sale of Stock, Price Per Share				$ 1,000
Authorized and unissued preferred stock			6,586
Subsequent Event [Member] | Series B3 Preferred Stock [Member]
Number of warrants issued				8,000,000,000
Preferred stock, par value			$ 1,000	$ 0.001
Aggregate offering price				$ 8,000,000.0
Preferred Stock, Convertible, Conversion Price				$ 0.125
Authorized and unissued preferred stock			8,000
Subsequent Event [Member] | Series B-1 Convertible Preferred Stock [Member]
Preferred stock, shares outstanding		4,806
Stock issuable upon conversion		6,793,893
Subsequent Event [Member] | Series B-3 Convertible Preferred Stock [Member]
Stock issuable upon conversion		11,309,019
Subsequent Event [Member] | Series B2 Preferred Stock [Member]
Preferred stock, par value			$ 1,000
Authorized and unissued preferred stock			6,586
Subsequent Event [Member] | Series B Convertible Preferred Stock [Member]
Preferred stock, shares outstanding																863
Subsequent Event [Member] | Ameluz LSA [Member]
Subsequent event, description	(i) change the Transfer Price (as defined in the Second A&R Ameluz LSA) to 25% through 2025 and then increasing over time pursuant to the schedule set forth in the Second A&R Ameluz LSA to a maximum of 35% starting in 2032, subject to a minimum dollar amount per unit, from the previous Transfer Price of 50% of annual revenue up to $30 million, and then decreasing on further sales until reaching 30% of annual revenue at and above $50 million, (ii) provide for the transfer of responsibilities for Ongoing Trials (as defined in the Second A&R Ameluz LSA) on or before June 1, 2024, including the Company assuming related contracts and transferring key personnel from Pharma and Bioscience to the Company, and (iii) make the failure to achieve the applicable Annual Minimum Sales (as defined in the Second A&R Ameluz LSA) a termination event in certain circumstances, unless waived by Biofrontera Pharma and Biofrontera Bioscience. The Second A&R Ameluz LSA also includes an Addendum to the Second A&R Ameluz LSA which modifies a schedule of payments in relation to various financial obligations among the Company, Biofrontera Pharma, Biofrontera Bioscience, and Biofrontera AG, including terms relating to payments by the Company to Biofrontera Pharma for purchases of Licensed Products (as that term is defined in the Second A&R Ameluz LSA) under the Second A&R Ameluz LSA. Based on the most current budget projections, we expect to order Ameluz to be delivered in Q4 2024, and therefore, the positive effects of the Second A&R Ameluz LSA amendment will not be realized until then.
Common Stock [Member]
Number of shares issued															157,402
Stock issuable upon conversion											1,435,608
Common Stock [Member] | Subsequent Event [Member] | Purchaser [Member]
Number of shares issued		2,516,785
Common Stock [Member] | Subsequent Event [Member] | Series B Convertible Preferred Stock [Member]
Shares conversion																1,219,419
Common Stock [Member] | 2022 Pre-Funded Warrant [Member]
Number of shares issued										78,450
Common Stock [Member] | 2022 Pre-Funded Warrant [Member] | Subsequent Event [Member]
Number of warrants issued					888,000	167,000
Number of shares issued					1,055,000	1,055,000
Shares issued price per share					$ 0.0001	$ 0.0001
Loan Agreement [Member]
Repayments of Lines of Credit														$ 194,000
Termination fee														$ 150,000
Loan Agreement [Member] | Subsequent Event [Member]
Repayments of Lines of Credit							$ 194,000